FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 55,515	$ 5,862
Derivative instruments , liabilities, start of the period	0	(4,764)
Derivative instruments and hedges, net value, period start	55,515	1,098
Change in fair value of derivative instruments	(6,686)	78,207	$ 24,423
Proceeds from termination of derivative instruments	0	(23,790)	0
Derivative instruments , assets,end of the period	48,829	55,515	5,862
Derivative instruments , liabilities, end of the period	0	0	(4,764)
Derivative instruments and hedges, net value, period end	48,829	55,515	$ 1,098
Derivative Instrument Asset
Derivative [Line Items]
Change in fair value of derivative instruments	(6,686)	73,443
Proceeds from termination of derivative instruments		(23,790)
Derivative Instrument Liability
Derivative [Line Items]
Change in fair value of derivative instruments	$ 0	4,764
Proceeds from termination of derivative instruments		$ 0